SUBSEQUENT EVENTS (Details Narrative)				1 Months Ended	12 Months Ended
	Oct. 14, 2022 USD ($)	Oct. 13, 2022 USD ($)	Jul. 25, 2022 USD ($) shares	Nov. 08, 2022 USD ($)	Mar. 31, 2022 USD ($) a	Mar. 31, 2021 USD ($)	Oct. 31, 2022 USD ($) $ / shares	Oct. 25, 2022 shares	Oct. 24, 2022 USD ($)	Oct. 10, 2022	Oct. 06, 2022	Sep. 02, 2022	Jun. 21, 2022	May 13, 2022	Oct. 09, 2020	Sep. 04, 2020 a	Jun. 30, 2020 USD ($)	Jun. 18, 2020
Subsequent Event [Line Items]
Working interest percentage															70.00%
Debt interest rate												12.00%	11.99%	11.99%
White River Holdings Corp [Member]
Subsequent Event [Line Items]
Oil and gas producing activities description					The Company has performed due diligence in addition to the determination of estimated proved producing reserves on over 20,000 acres of oil and gas mineral rights, both shallow and deep levels and identified an estimated recoverable cumulative production of 4,994,502 barrels of oil at the SEC price deck of $75.24/Bbl based on analogous and comparative proved produced production in nearby areas.
Area of land | a					20,000											1,600
Working interest percentage															70.00%
Secured debt																	$ 225,000
Repayments of debt						$ 1,130,068
Debt interest rate																		11.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Secured debt		$ 1,500,000
Convertible notes payable		1,800,000
Repayments of debt		$ 300,000
Debt interest rate		7.50%
Debt face amount		$ 25,000
Debt maturity date		Oct. 13, 2025
Line of credit									$ 25,000
Stated value							$ 25,000
Exercise price | $ / shares							$ 1.00
Subsequent Event [Member] | Harry O Neal [Member]
Subsequent Event [Line Items]
Working interest percentage										50.00%	10.00%
Subsequent Event [Member] | Series C Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Warrants and Rights Outstanding, Term				5 years
Stock Issued During Period, Value, Conversion of Units				$ 25,000
Number of stock issued				4,756,816
Proceeds from offering				$ 4,721,816
Subsequent Event [Member] | Series C Certificate Of Designation [Member]
Subsequent Event [Line Items]
Shares, Issued | shares								1,000
Subsequent Event [Member] | Share Exchange Agreement [Member] | White River Holdings Corp [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, conversion of convertible securities | shares			42,253,521
conversion of convertible securities stated value			$ 30,000,000
Subsequent Event [Member] | Share Exchange Agreement [Member] | White River Holdings Corp [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, conversion of convertible securities | shares			1,200
Subsequent Event [Member] | Consulting Agreements [Member]
Subsequent Event [Line Items]
Stock issued value, issued for services	$ 500,000
Subsequent Event [Member] | Fortium Holding Corp [Member] | Share Exchange Agreement [Member] | White River Holdings Corp [Member]
Subsequent Event [Line Items]
Equity method investment, ownership percentage			100.00%